Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2022	Dec 31, 2021
Irrevocable lending commitments	195,566	177,334
Revocable lending commitments	47,977	49,798
Contingent liabilities	64,899	59,394
Total	308,442	286,525

Other Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2022	Dec 31, 2021
Other commitments	125	163
Other contingent liabilities	75	77
Total	200	240